Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued Expenses

Note 6: Accrued Expenses

Accrued expenses consist of the following:

	(in thousands)
	September 30, 2024	December 31, 2023
Compensation	$1	$414
Professional fees	790	1,352
Clinical trial expenses	132	184
Interest	51	—
Other expenses	37	36
	$1,011	$1,986

(5) Accrued Expenses

Accrued expenses at December 31, 2023 and 2022 consist of the following:

	(in thousands) December 31,
	2023	2022
Compensation	$414	$1
Professional fees	1,352	492
Clinical trial expenses	184	110
Other expenses	36	203
Total	$1,986	$806